Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Components of net Transfers from pH Pharma

The following activity was extracted from the accounting records of pH Pharma Ltd. on a carve-out basis for the period from January 1, 2022 to March 1, 2022:

Year Ended December 31,
2022
Corporate allocations
Research and development	$482,160
Selling, general and administrative	72,345
Accounts payable and general financing activities	809,469
Net increase in contributions from member	$1,363,974

Schedule of Number Of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination	The following table details the number of outstanding shares of common stock of the combined Company immediately following the consummation of the Ignyte Business Combination:

Shares
Common stock redeemable and outstanding prior to business combination on September 30, 2022	5,750,000
Less: redemption of Ignyte shares	(5,159,287)
Common stock of Ignyte	590,713
Ignyte founder shares	1,537,500
Shares issued for services and debt settlement	106,150
Total Ignyte shares	2,234,363
Peak Bio shareholders	17,295,044
Total shares of common stock immediately after business combination on November 1, 2022	19,529,407

Schedule of Reconciliation of Cash Flows Related Business Combination

The following table provided the detail of the proceeds from completion of Ignyte business combination in the consolidated statement of cash flows for the year ended December 31, 2022:

Recapitalization
Cash - Ignyte trust and cash, net of redemptions and PIPE proceeds	$13,766
Plus: restricted cash - Forward Share Purchase Agreement	4,551,750
Less: cash transaction costs allocated to the Company's equity	(655,141)
Total	$3,910,375

Schedule of Reconciliation of Changes in Stockholders' Deficit Related Business Combination

The following table reconciles the elements of the Business Combination to the consolidated statement of changes in stockholders' deficit for the year ended December 31, 2022:

Recapitalization
Cash - Ignyte trust and cash, net of redemptions and PIPE proceeds	$13,766
Plus: restricted cash - Forward Share Purchase Agreement	4,551,750
Less: fair value of private warrants	(450,000)
Less: derivative liability on Forward Share Purchase Agreement	(80,110)
Less: transaction costs allocated to the Company's equity	(3,907,245)
Total	$128,161

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table details the allocated assets acquired and liabilities assumed from Ignyte at the Closing Date:

Assets Acquired
Cash - Ignyte trust and cash, net of redemptions	$3,538,766
Plus: restricted cash - Forward Share Purchase Agreement	4,551,750
Other assets	692,487
Assets acquired	8,783,003
Liabilities Assumed
Fair value of private warrants	450,000
Derivative liability on Forward Share Purchase Agreement	80,110
Other liabilities and accrued expenses	3,944,592
Liabilities assumed	4,474,702
Net assets acquired	$4,308,301

Schedule of Fair Value of Share-based Awards Measured with Weighted-Average Assumptions	The fair value was determined using a Black-Scholes option pricing model with the following weighted average assumptions:

Six Months Ended June 30,
2023
Expected volatility	79.3%
Risk-free interest rate	4.66%
Expected term (in years)	1.0
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of stock options modified during the year ended December 31, 2023:

Year Ended December 31,
2023
Expected volatility	79.3%
Risk-free interest rate	4.66%
Expected term (in years)	1.0
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of stock options during the year ended December 31, 2022:

Year Ended December 31,
2022
Expected volatility	75.1%
Risk-free interest rate	1.81%
Expected term (in years)	7.0
Expected dividend yield	0%

Schedule of Dilutive Securities Excluded from Calculation of Net Loss Per Share

The following table sets forth the potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to include them would be anti-dilutive (in common stock equivalent shares):

	June 30,	December 31,
	2024	2023
Common stock options	1,363,108	1,698,754
Common stock warrants	9,419,352	9,419,352
April 2023 Convertible Notes convertible into common stock	5,249,020	5,493,515

The following table sets forth the potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to include them would be anti-dilutive (in common stock equivalent shares):

	December 31,
	2023	2022
Common stock options	1,698,754	1,750,967
Common stock warrants	9,419,352	5,867,045
April 2023 Convertible Notes convertible into common stock	5,493,515	—